Income Tax - Schedule of Provision (Benefit) For Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current
Deferred
Change in Valuation Allowance				9,666,000	11,674,000
Current:
Federal
State
Total current
Deferred:
Federal
State
Total deferred
Income tax provision		$ 0		0.0	0.0
Osprey Technology Acquisition Corp [Member]
Federal
Current					94,636
Deferred				(281,223)	(1,361)
Change in Valuation Allowance				282,584
Current:
Federal					94,636
Deferred:
Federal				(281,223)	(1,361)
Total deferred			$ 479	1,361	(1,361)
Income tax provision	$ (30,422)		$ 248,414	$ 1,361	$ 93,275